VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated
●	Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2020	June 30, 2021	June 30, 2021
	RMB	RMB	US$
			(Note 3)
Total assets	10,357,329	54,587,319	8,454,499
Total liabilities	313,608,879	256,086,494	39,662,747

	Six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Net revenues	465,726	3,725,390	576,989
Net loss	(31,563,605)	(5,246,358)	(812,557)